Total Capital and Net Income Per Unit (Details 1)	12 Months Ended
Dec. 31, 2011
Unitholders [Member]
Quarterly Distribution Target Amount (per unit)
Minimum quarterly distribution of $0.4125	98.00%
Up to $0.4625	98.00%
Above $0.4625 up to $0.5375	85.00%
Above $0.5375 up to $0.65	75.00%
Above $0.65	50.00%
General Partners [Member]
Quarterly Distribution Target Amount (per unit)
Minimum quarterly distribution of $0.4125	2.00%
Up to $0.4625	2.00%
Above $0.4625 up to $0.5375	15.00%
Above $0.5375 up to $0.65	25.00%
Above $0.65	50.00%